UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21910

Claymore Exchange-Traded Fund Trust 2

(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532

(Address of principal executive offices) (Zip code)

Nicholas Dalmaso

2455 Corporate West Drive, Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: May 31

Date of reporting period: August 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Attached hereto.

Claymore/Clear Global Exchanges, Brokers & Asset Managers Index ETF

Portfolio of Investments

August 31, 2007 (unaudited)

Number of Shares	Description	Value
	Long-Term Investments - 99.9%
	Common Stocks - 98.3%
	Australia - 3.6%
2,123	ASX Ltd.	$80,141
6,518	Australian Wealth Management Ltd.	13,469
1,745	City Pacific Ltd.	5,494
2,417	HFA Holdings Ltd.	3,893
1,080	Macquarie Bank Ltd.	64,404

		167,401

	Bermuda - 0.2%
165	Lazard Ltd. - Class A	6,615
268	WP Stewart & Co. Ltd.	3,034

		9,649

	United Kingdom - 6.7%
7,529	Aberdeen Asset Management PLC	27,032
2,336	Ashmore Group PLC	10,507
892	Collins Stewart PLC	3,293
2,138	F&C Asset Management PLC	8,399
10,805	Henderson Group PLC	33,127
10,139	Invesco PLC	123,216
1,863	London Stock Exchange Group PLC	51,331
2,515	PLUS Markets Group PLC (a)	1,212
507	Rathbone Brothers	13,693
1,489	Schroders PLC	39,765
866	Tullett Prebon PLC	7,302

		318,877

	Canada - 3.1%
877	AGF Management Ltd. - Class B	29,066
111	Canaccord Capital, Inc.	1,821
510	Dundee Corp. - Class A	9,102
92	Gluskin Sheff + Associates, Inc.	2,035
1,368	IGM Financial, Inc.	66,961
846	TSX Group, Inc.	35,588

		144,573

	Germany - 5.8%
322	AWD Holding AG	10,864
2,151	Deutsche Boerse AG	237,520
197	HCI Capital AG	4,133
681	MLP AG	10,862
83	MPC Muenchmeyer Petersen Capital AG	7,355

		270,734

	Hong Kong - 5.3%
13,500	Hong Kong Exchanges and Clearing Ltd.	248,469

	Italy - 1.2%
378	Anima SGRpA	1,519
1,341	Azimut Holding SpA	20,438
1,559	Mediobanca SpA	33,601

		55,558

	Japan - 6.2%
4	Asset Managers Co. Ltd.	4,348
6,000	Daiwa Securities Group, Inc.	59,423
100	Ichiyoshi Securities Co. Ltd.	1,136
1	kabu.com Securities Co. Ltd.	1,104
200	Marusan Securities Co. Ltd.	2,021
400	Matsui Securities Co. Ltd.	3,333

1,000	Mitsubishi UFJ Securities Co.	9,680
1,000	Mizuho Investors Securities Co. Ltd.	1,803
4	Monex Beans Holdings, Inc.	2,685
1,500	Nikko Cordial Corp.	19,333
8,000	Nomura Holdings, Inc.	141,483
1,000	Okasan Holdings, Inc.	5,927
3	Osaka Securities Exchange Co. Ltd.	11,388
6	SBI E*trade Securities Co. Ltd.	5,383
1	Secured Capital Japan Co. Ltd.	1,501
2,000	Shinko Securities Co. Ltd.	9,524
9	Sparx Group Co. Ltd.	4,604
1,000	Tokai Tokyo Securities Co. Ltd.	4,710

		289,386

	Netherlands - 0.2%
70	Euronext NV	8,894

	Singapore - 1.4%
10,000	Singapore Exchange Ltd.	63,985

	Sweden - 1.0%
300	D Carnegie AB	4,867
1,200	OMX AB	41,464

		46,331

	Switzerland - 0.3%
106	Partners Group	12,764

	Thailand - 0.1%
1,000	Kim Eng Securities Thailand PCL	708

	United States - 63.2%
307	A.G. Edwards, Inc.	25,659
302	Affiliated Managers Group, Inc. (a)	34,202
2,841	Ameriprise Financial, Inc.	173,329
486	Bear Stearns Cos., Inc. (The)	52,809
251	BlackRock, Inc.	38,930
280	Calamos Asset Management, Inc. - Class A	6,502
4,160	Charles Schwab Corp. (The)	82,368
685	CME Group, Inc.	380,038
139	Cohen & Steers, Inc.	4,619
1,740	E*Trade Financial Corp. (a)	27,109
1,519	Eaton Vance Corp.	58,314
1,061	Federated Investors, Inc. - Class B	37,252
112	Fortress Investment Group LLC - Class A	1,963
1,934	Franklin Resources, Inc.	254,843
54	GAMCO Investors, Inc. - Class A	2,901
1,131	Goldman Sachs Group, Inc. (The)	199,067
56	Greenhill & Co., Inc.	3,242
734	IntercontinentalExchange, Inc. (a)	107,069
480	International Securities Exchange Holdings, Inc.	31,872
181	Investment Technology Group, Inc. (a)	7,325
2,240	Janus Capital Group, Inc.	59,562
435	Jefferies Group, Inc.	11,232
424	Knight Capital Group, Inc. - Class A (a)	5,826
1,588	Legg Mason, Inc.	137,870
2,189	Lehman Brothers Holdings, Inc.	120,023
2,835	Merrill Lynch & Co., Inc.	208,940
2,891	Morgan Stanley	180,312
1,389	NASDAQ Stock Market, Inc. (The) (a)	45,365
959	Nuveen Investments, Inc. - Class A	59,631
1,144	Nymex Holdings, Inc.	147,599
3,198	NYSE Euronext	232,655

147	optionsXpress Holdings, Inc.	3,457
76	Piper Jaffray Cos. (a)	3,903
379	Raymond James Financial, Inc.	12,427
51	Stifel Financial Corp. (a)	2,761
101	SWS Group, Inc.	1,792
3,208	T Rowe Price Group, Inc.	164,635
1,144	TD Ameritrade Holding Corp. (a)	20,764
104	TradeStation Group, Inc. (a)	1,151
1,005	Waddell & Reed Financial, Inc. - Class A	24,964

		2,974,282

	Total Common Stocks - 98.3%	4,611,611

	(Cost $4,859,071)

	Master Limited Partnerships - 0.7%
	United States - 0.7%
415	AllianceBernstein Holding L.P.	34,283

	Total Master Limited Partnerships
	(Cost $34,516)

	Income Trusts - 0.8%
	Canada - 0.8%
1,624	CI Financial Income Fund	39,040

	Total Income Trusts
	(Cost $41,217)

	Total Investments - 99.8%
	(Cost $4,934,804)	4,684,934
	Other Assets in excess of Liabilities - 0.2%	11,431

	Net Assets - 100.0%	$4,696,365

L.P. Limited Partnership

PLC - Public Limited Company

AG - Corporation

SpA - Joint Stock Company

(a)	Non-income producing security.

Sector Breakdown*
Financials	100.0%

*	Subject to change daily. Based on long-term investments.

Equity securities are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are not sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Please see previously submitted prospectus.

Claymore/Clear Global Vaccine Index ETF

Portfolio of Investments

August 31, 2007 (unaudited)

Number of Shares	Description	Value
	Common Stock - 100.0%
	Antigua - 0.3%
4,574	Sinovac Biotech Ltd. (a)	$14,179

		14,179

	Australia - 5.1%
3,131	CSL Ltd.	250,137

		250,137

	Belgium - 4.5%
1,485	Solvay SA	220,440

		220,440

	Canada - 1.1%
25,386	Biomira, Inc. (a)	26,655
41,609	Nventa Biopharmaceuticals Corp. (a)	4,720
12,113	YM Biosciences, Inc. (a)	19,623

		50,998

	Denmark - 0.5%
9,000	Pharmexa A/S (a)	26,023

		26,023

	France - 5.5%
5,493	Sanofi-Aventis, ADR	224,938
2,031	Transgene SA (a)	46,931

		271,869

	Germany - 0.0%
262	LipoNova AG (a)	1,500

		1,500

	Japan - 4.9%
3,500	Takeda Pharmaceutical Co., Ltd.	239,141

		239,141

	Netherlands - 4.2%
10,341	Crucell NV (a)	206,949

		206,949

	Switzerland - 6.3%
1,124	Cytos Biotechnology AG (a)	94,512
4,105	Novartis AG, ADR	216,128

		310,640

	United Kingdom - 4.6%
4,370	GlaxoSmithKline PLC, ADR	228,201

		228,201

	United States - 63.0%
7,573	Antigenics, Inc. (a)	18,781
16,108	Avant Immunotherapeutics, Inc. (a)	8,457
11,645	AVI BioPharma, Inc. (a)	30,394
4,405	Barr Pharmaceuticals, Inc. (a)	224,126
3,969	Baxter International, Inc.	217,343
7,467	Bristol-Myers Squibb Co.	217,663
15,841	Cell Genesys, Inc. (a)	59,879
18,132	Dendreon Corp. (a)	144,149
5,063	Dow Chemical Co. (The)	215,836
6,590	Genitope Corp. (a)	22,999
12,308	GenVec, Inc. (a)	28,924
3,446	Genzyme Corp. (a)	215,065
15,823	Geron Corp. (a)	113,767
5,983	Introgen Therapeutics, Inc. (a)	24,052
3,083	Invitrogen Corp. (a)	240,166
3,660	Johnson & Johnson	226,151
15,086	Medarex, Inc. (a)	258,725
4,528	Merck & Co., Inc.	227,170
13,442	Novavax, Inc. (a)	44,090

8,677	Pfizer, Inc.	215,537
5,017	Progenics Pharmaceuticals, Inc. (a)	115,742
2,506	Targeted Genetics Corp. (a)	5,162
8,510	Vical, Inc. (a)	41,359
3,950	Wyeth	182,885

		3,098,422

	Total Investments - 100.0%
	(Cost $4,982,053)	4,918,499
	Liabilities in excess of other Assets - (0.0%)	(1,882)

	Net Assets - 100.0%	$4,916,617

ADR - American Depositary Receipt

AG - Corporation

PLC - Public Limited Company

SA - Corporation

NV - Legal Entity

(a)	Non-income producing security.

Sector*	% of Long-Term Investments
Health Care	91.1%
Materials	8.9%

*	Subject to change daily. Based on long-term investments.

Equity securities are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded in OTC markets are valued at the NASDAQ Official Closing Price as of the close of regular trading on the NYSE on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Securities for which market quotations are not readily available, including restricted securities, are valued by a method that the Trustees believe accurately reflects fair value. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security’s value or meaningful portion of a Fund’s portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Please see previously submitted prospectus.

Claymore/Robb Report Global Luxury ETF

Portfolio of Investments

August 31, 2007 (unaudited)

Number of Shares	Description	Value
	Common Stocks - 96.6%
	Bermuda - 2.3%
10,000	Mandarin Oriental International, Ltd.	$23,000
451	Orient-Express Hotels, Ltd.	22,573
26,000	Shangri-La Asia, Ltd.	62,159

		107,732

	Brazil - 1.9%
2,001	Empresa Brasileira de Aeronautica SA, ADR	90,365

	Canada - 0.5%
624	Aber Diamond Corp.	22,209

	Denmark - 0.3%
120	Bang & Olufsen A/S	13,066

	France - 26.3%
1,940	Christian Dior SA	236,913
109	Dassault Aviation SA	117,390
1,141	Hermes International	123,147
2,221	LVMH Moet Hennessy Louis Vuitton SA	248,248
1,148	Pernod-Ricard SA	241,841
1,371	PPR	237,178
486	Remy Cointreau SA	34,730
134	Rodriguez Group	6,357

		1,245,804

	Germany - 10.0%
3,832	Bayerische Motoren Werke AG	233,146
2,725	DaimlerChrysler AG	242,134

		475,280

	Italy - 6.1%
3,159	Bulgari SpA	44,357
3,505	Ducati Motor Holding SpA (a)	10,142
4,925	Luxottica Group SpA	168,253
325	Tod’s SpA	28,595
791	Valentino Fashion Group SpA	37,655

		289,002

	Japan - 2.7%
5,000	Shiseido Co., Ltd.	104,171
3,000	TOTO, Ltd.	23,914

		128,085

	Singapore - 0.3%
9,000	Banyan Tree Holdings, Ltd.	11,872

	Switzerland - 20.2%
4,039	Compagnie Financiere Richemont SA	250,035
3,474	Credit Suisse Group	226,990
2,383	Julius Baer Holding AG	157,775
346	Swatch Group AG	103,588
4,214	UBS AG	219,715

		958,103

	United Kingdom - 1.2%
4,662	Burberry Group PLC	57,408

	United States - 24.8%
3,962	Coach Inc. (a)	176,428
1,162	Goldman Sachs Group, Inc. (The)	204,524
2,692	Nordstrom, Inc.	129,485
2,342	Northern Trust Corp.	143,939

1,109	Polo Ralph Lauren Corp.	83,774
1,520	Saks, Inc. (a)	24,578
706	Sotheby’s	30,556
2,296	Starwood Hotels & Resorts Worldwide, Inc.	140,332
1,460	Tiffany & Co.	74,942
734	Wilmington Trust Corp.	29,433
1,089	Wynn Resorts Ltd. (a)	134,742

		1,172,733

	Total Common Stocks - 96.6%	4,571,659

	(Cost $4,768,524)

	Preferred Stock - 3.5%
	Germany - 3.5%
93	Porsche AG	166,273

	(Cost $166,043)

	Total Investments - 100.1%
	(Cost - $4,934,567)	4,737,932
	Liabilities in Excess of Other Assets - (0.1)%	(4,325)

	Net Assets - 100.0%	$4,733,607

ADR - American Depositary Receipt

AG - Corporation

PLC - Public Limited Company

SA - Corporation

SpA - Joint Stock Company

(a)	Non-income producing security.

Sector*	% of Long-term Investments
Consumer Discretionary	65.9%
Financials	20.7%
Consumer Staples	8.0%
Industrials	4.9%
Materials	0.5%

*	Subject to change daily. Based on long-term investments.

Equity securities are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded in OTC markets are valued at the NASDAQ Official Closing Price as of the close of regular trading on the NYSE on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Securities for which market quotations are not readily available, including restricted securities, are valued by a method that the Trustees believe accurately reflects fair value. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security’s value or meaningful portion of the Fund’s portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Please see previously submitted prospectus.

Claymore/SWM Canadian Energy Income Index ETF

Portfolio of Investments

August 31, 2007 (unaudited)

Number of Shares	Description	Value
	Common Stocks - 60.9%
	Canada - 60.9%
19,086	Canadian Natural Resources Ltd.	$1,302,470
404,700	Connacher Oil and Gas Ltd. (a)	1,396,375
17,072	EnCana Corp.	998,805
22,810	Husky Energy, Inc.	835,551
37,496	Imperial Oil Ltd.	1,637,935
27,687	Nexen, Inc.	772,886
74,473	OPTI Canada, Inc. (a)	1,372,807
54,036	Petrobank Energy & Resources Ltd. (a)	1,595,258
12,542	Petro-Canada	638,571
24,480	Suncor Energy, Inc.	2,189,165
106,177	Synenco Energy, Inc. - Class A (a)	1,265,673
272,436	UTS Energy Corp. (a)	1,442,210
47,722	Western Oil Sands, Inc. - Class A (a)	1,688,100

	Total Common Stocks
	(Cost $18,261,748)	17,135,806

	Income Trusts - 37.4%
	Canada - 37.4%
31,570	ARC Energy Trust	608,510
33,353	Advantage Energy Income Fund	381,817
23,070	Baytex Energy Trust	399,966
18,366	Bonavista Energy Trust	489,424
60,997	Canadian Oil Sands Trust	1,758,093
40,315	Canetic Resources Trust	560,603
29,643	Crescent Point Energy Trust	536,620
30,218	Enerplus Resources Fund	1,276,877
25,715	Harvest Energy Trust	666,059
41,638	NAL Oil & Gas Trust	478,236
39,294	Pengrowth Energy Trust	670,099
48,560	Penn West Energy Trust	1,397,331
24,349	PrimeWest Energy Trust	497,637
41,796	Provident Energy Trust	484,001
42,918	Trilogy Energy Trust	320,511

	Total Income Trusts
	(Cost $11,514,769)	10,525,784

	Royalty Trusts - 1.4%
	Canada - 1.4%
29,729	Freehold Royalty Trust
	(Cost $424,980)	398,785

	Total Investments - 99.7%
	(Cost $30,201,497)	28,060,375
	Other Assets in excess of Liabilities - 0.3%	92,345

	Net Assets - 100.0%	$28,152,720

(a)	Non-income producing security.

Sector*	% of Total Investments
Energy	100.0%

*	Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

Equity securities are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are not sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Events occurring after the close of trading on non-United States exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

Claymore/Zacks Country Rotation ETF

Portfolio of Investments

August 31, 2007 (unaudited)

Number of Shares	Description	Value
	Common Stocks - 99.5%
	Australia - 12.8%
3,789	AMP Ltd.	$32,428
1,668	Australia & New Zealand Banking Group Ltd.	39,339
1,329	BHP Billiton Ltd.	41,540
3,181	Brambles Ltd.	35,713
2,481	Coles Group Ltd.	28,601
889	Commonwealth Bank of Australia	39,887
332	CSL Ltd.	26,524
444	Macquarie Bank Ltd.	26,477
1,192	National Australia Bank Ltd.	38,732
1,259	QBE Insurance Group Ltd.	35,695
385	Rio Tinto Ltd.	29,292
1,911	SunCorp - Metway Ltd.	31,249
6,212	Telstra Corp. Ltd.	22,085
910	Wesfarmers Ltd.	28,547
2,413	Westfield Group	41,088
1,864	Westpac Banking Corp.	41,248
843	Woodside Petroleum Ltd.	31,068
1,749	Woolworths Ltd.	42,573

		612,086

	Austria - 4.7%
513	Erste Bank der Oesterreichischen Sparkassen AG	37,198
2,298	IMMOFINANZ AG	28,445
615	OMV AG	38,189
204	Raiffeisen International Bank Holding AG	29,479
1,648	Telekom Austria AG	42,506
383	Voestalpine AG	31,333
255	Wienerberger AG	18,205

		225,355

	Belgium - 5.2%
557	Belgacom SA	24,420
249	Delhaize Group	24,369
1,043	Dexia SA	28,736
980	Fortis	35,951
196	Groupe Bruxelles Lambert SA	23,174
308	InBev NV	25,277
300	KBC Groep NV	37,634
155	Solvay SA	23,009
430	UCB SA	24,210

		246,780

	Bermuda - 1.7%
3,200	Esprit Holdings Ltd.	46,584
10,000	Li & Fung Ltd.	37,067

		83,651

	Channel Islands - 0.1%
651	Experian Group Ltd.	6,868

	China - 9.9%
5,800	Bank of East Asia Ltd.	32,360
13,500	BOC Hong Kong Holdings Ltd.	32,414
3,000	Cheung Kong Holdings Ltd.	44,134
6,000	CLP Holdings Ltd.	41,363
9,000	Hang Lung Properties Ltd.	32,956
3,000	Hang Seng Bank Ltd.	47,058
15,000	Hong Kong & China Gas Co.	34,630
2,500	Hong Kong Exchanges and Clearing Ltd.	46,013
6,500	HongKong Electric Holdings	32,597
4,000	Hutchison Whampoa Ltd.	39,786
4,000	Sun Hung Kai Properties Ltd.	53,356
3,500	Swire Pacific Ltd. - Class A	38,696

		475,363

	Italy - 6.6%
401	Assicurazioni Generali SpA	16,416

245	Atlantia SpA	8,173
1,207	Banca Monte dei Paschi di Siena SpA	7,676
533	Banca Popolare di Milano Scarl	7,746
278	Banco Popolare Scarl (a)	6,958
1,634	Capitalia SpA	15,582
1,537	Enel SpA	15,882
894	ENI SpA	30,932
536	Fiat SpA	14,249
269	Finmeccanica SpA	7,888
168	Fondiaria-Sai SpA	7,892
3,294	Intesa Sanpaolo SpA	24,833
1,173	Intesa Sanpaolo SpA	8,155
267	Italcementi SpA - RNC	6,606
217	Luxottica Group SpA	7,413
796	Mediaset SpA	8,453
722	Mediobanca SpA	15,561
2,026	Parmalat SpA	7,319
8,885	Telecom Italia SpA	25,224
3,642	Telecom Italia SpA - RNC	8,167
4,710	Terna Rete Elettrica Nazionale SpA	16,662
3,630	UniCredito Italiano SpA	31,127
630	Unione di Banche Italiane SCPA	16,112

		315,026

	Singapore - 7.7%
8,000	CapitaLand Ltd.	38,850
4,000	City Developments Ltd.	39,113
3,000	DBS Group Holdings Ltd.	39,375
5,000	Keppel Corp. Ltd.	42,000
7,000	Oversea-Chinese Banking Corp.	39,277
4,000	Singapore Airlines Ltd.	49,875
6,000	Singapore Exchange Ltd.	38,391
18,000	Singapore Telecommunications Ltd.	42,998
3,000	United Overseas Bank Ltd.	40,950

		370,829

	Spain - 8.4%
553	Abertis Infraestructuras SA	16,781
59	Acciona SA	14,808
387	ACS Actividades de Construccion y Servicios SA	21,277
373	Altadis SA	24,789
1,655	Banco Bilbao Vizcaya Argentaria SA	38,107
1,316	Banco Popular Espanol SA	24,022
2,195	Banco Santander SA	40,097
620	Endesa SA	33,716
431	Gamesa Corp. Tecnologica SA	17,192
406	Gas Natural SDG SA	21,630
595	Iberdrola SA	33,013
415	Inditex SA	24,355
804	Repsol YPF SA	29,023
1,841	Telefonica SA	45,728
303	Union Fenosa SA	16,568

		401,106

	Sweden - 7.8%
1,400	Atlas Copco AB - A Shares	23,273
525	Hennes & Mauritz AB - B Shares	29,612
2,600	Nordea Bank AB	39,635
1,600	Sandvik AB	32,579
900	Scania AB - B Shares	20,906
700	Skandinaviska Enskilda Banken AB - A Shares	21,139
1,000	Skanska AB - B Shares	20,289
1,200	SKF AB - B Shares	24,478
1,400	Svenska Cellulosa AB - B Shares	24,289
800	Svenska Handelsbanken AB - A Shares	22,242
10,000	Telefonaktiebolaget LM Ericsson - B Shares	37,167
4,000	TeliaSonera AB	31,214
1,100	Volvo AB - A Shares	19,044
1,500	Volvo AB - B Shares	25,970

		371,837

	Switzerland - 8.1%
1,045	ABB Ltd.	25,686
105	Adecco SA	6,843

411	Compagnie Financiere Richemont SA - Class A	25,443
341	Credit Suisse Group	22,281
16	Givaudan SA	14,447
149	Holcim Ltd.	16,105
113	Julius Baer Holding AG	7,482
106	Nestle SA	46,100
48	Nobel Biocare Holding AG	13,080
591	Novartis AG	31,181
149	PSP Swiss Property AG	8,034
183	Roche Holding AG	31,805
6	SGS SA	7,170
89	Sonova Holding AG	7,867
28	Swatch Group AG	8,383
145	Swatch Group AG	8,148
270	Swiss Reinsurance	22,725
48	Swisscom AG	16,863
83	Syngenta AG	15,531
544	UBS AG	28,364
79	Zurich Financial Services AG	22,606

		386,144

	United Kingdom - 26.2%
299	3i Group PLC	6,363
518	Anglo American PLC	29,715
614	AstraZeneca PLC	30,281
1,609	Aviva PLC	22,994
1,992	BAE Systems PLC	18,573
2,311	Barclays PLC	28,598
1,498	BG Group PLC	23,991
1,147	BHP Billiton PLC	33,755
3,379	BP PLC	37,997
728	British American Tobacco PLC	24,155
775	British Energy Group PLC	7,246
602	British Land Co. PLC - REIT	15,700
1,282	British Sky Broadcasting Group PLC	17,467
3,669	BT Group PLC	23,367
2,091	Cable & Wireless PLC	7,216
1,229	Cadbury Schweppes PLC	14,527
564	Capita Group PLC	8,538
174	Carnival PLC	7,714
2,139	Centrica PLC	16,632
2,324	Compass Group PLC	15,235
1,183	Diageo PLC	25,270
588	Enterprise Inns PLC	7,644
1,576	GlaxoSmithKline PLC	41,166
288	Hammerson PLC - REIT	7,714
1,633	HBOS PLC	28,953
883	Home Retail Group PLC	7,378
2,260	HSBC Holdings PLC	40,890
1,326	Imperial Chemical Industries PLC	16,957
546	Imperial Tobacco Group PLC	24,680
952	International Power PLC	7,767
623	Invesco PLC	7,571
3,597	ITV PLC	7,959
1,421	J Sainsbury PLC	15,879
1,825	Kingfisher PLC	7,675
466	Land Securities Group PLC - REIT	17,032
5,488	Legal & General Group PLC	16,062
2,233	Lloyds TSB Group PLC	24,547
1,340	Man Group PLC	13,339
1,294	Marks & Spencer Group PLC	16,313
1,677	National Grid PLC	25,116
207	Next PLC	8,062
4,874	Old Mutual PLC	15,700
990	Pearson PLC	14,877
1,688	Prudential PLC	23,936
452	Reckitt Benckiser PLC	24,607
1,296	Reed Elsevier PLC	15,645
652	Resolution PLC	8,134
1,333	Reuters Group PLC	17,181
417	Rio Tinto PLC	28,850
1,481	Rolls-Royce Group PLC	15,265
2,742	Royal & Sun Alliance Insurance Group	7,826
2,597	Royal Bank of Scotland Group PLC	30,094

992	Royal Dutch Shell PLC - A Shares	38,518
774	Royal Dutch Shell PLC - B Shares	30,194
642	SABMiller PLC	17,611
651	Scottish & Newcastle PLC	8,128
559	Scottish & Southern Energy PLC	15,988
655	Smith & Nephew PLC	7,716
347	Smiths Group PLC	6,908
2,481	Standard Life PLC	15,025
3,949	Tesco PLC	33,853
766	Unilever PLC	24,149
569	United Utilities PLC	7,942
12,398	Vodafone Group PLC	39,962
678	Wolseley PLC	14,223
1,102	WPP Group PLC	15,693
398	Xstrata PLC	23,321

		1,259,384

	United States - 0.3%
136	Synthes Inc	15,544

	Total Common Stocks - 99.5%

	(Cost - $5,022,601)	4,769,973

	Preferred Stocks - 0.2%
	Italy - 0.2%
2,362	Unipol Gruppo Finanziario SpA
	Total Preferred Stocks

	(Cost - $8,208)	7,511

	Total Investments - 99.7%

	(Cost $5,030,809)	4,777,484
	Other Assets in excess of Liabilities - 0.3%	12,510

	Net Assets - 100.0%	$4,789,994

REIT - Real Estate Investment Trust

RNC - Riparmio Non-Convertible

(a)	Non-income producing security.

Sector Breakdown*
Financials	39.8%
Industrials	12.1%
Consumer Staples	8.6%
Consumer Discretionary	7.7%
Materials	7.1%
Telecommunication Services	6.9%
Utilities	6.8%
Energy	5.4%
Health Care	4.8%
Information Technology	0.8%

*	Subject to change daily. Based on total investments.

Securities are classified by sectors that represent broad groupings of related industries.

Equity securities are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are not sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Please see previously submitted prospectus.

Claymore/Zacks International Yield Hog Index ETF

Portfolio of Investments

August 31, 2007 (unaudited)

Number of Shares	Description	Value
	Common Stocks - 78.0%
	Australia - 5.2%
16,145	Amcor Ltd.	$99,824
3,690	Australia & New Zealand Banking Group Ltd.	87,028
2,541	National Australia Bank Ltd.	82,565
34,391	Telstra Corp. Ltd.	122,267
4,429	Westpac Banking Corp.	98,007

		489,691

	Austria - 0.5%
1,784	Telekom Austria AG	46,014

	Belgium - 0.3%
758	Fortis	27,797

	Bermuda - 0.5%
25,000	Asia Satellite Telecommunications Holdings Ltd.	48,353

	Brazil - 4.0%
1,380	Cia Siderurgica Nacional SA - ADR	77,846
3,997	CPFL Energia SA - ADR	211,201
3,900	Telecomunicacoes Brasileiras SA - ADR	88,569

		377,616

	Cayman Islands - 0.5%
170,000	EganaGoldpfeil Holdings Ltd.	47,533

	Chile - 0.8%
1,510	Banco de Chile - ADR	73,310

	China - 3.7%
2,089	Aluminum Corp. of China Ltd. - ADR	141,613
372	China Petroleum & Chemical Corp. - ADR	40,976
1,502	Huaneng Power International, Inc. - ADR	69,603
650	PetroChina Co. Ltd. - ADR	93,814

		346,006

	Denmark - 2.7%
2,432	D/S Torm A/S - ADR	96,356
300	Novo Nordisk A/S - Class B	33,380
2,600	TDC A/S	127,992

		257,728

	Finland - 1.3%
3,056	Stora Enso OYJ - R Shares	54,492
2,834	UPM-Kymmene OYJ	64,249

		118,741

	France - 3.2%
2,148	Alcatel-Lucent	23,514
436	BNP Paribas	46,017
3,251	France Telecom SA	98,123
284	Groupe Danone	21,646
196	Lafarge SA	30,458
450	Publicis Groupe	19,459
524	Sanofi-Aventis	42,803
322	Sodexho Alliance SA	21,237

		303,257

	Germany - 4.4%
92	Allianz SE	19,731

1,430	Altana AG	32,712
312	BASF AG	41,313
142	Bayer Schering Pharma AG	20,162
346	Deutsche Bank AG	42,749
5,117	Deutsche Telekom AG	95,149
436	Fresenius Medical Care AG & Co. KGaA	21,433
330	Pfeiffer Vacuum Technology AG	30,798
362	RWE AG	40,733
364	SAP AG	19,616
200	Siemens AG	25,136
110	Volkswagen AG	22,734

		412,266

	Greece - 1.7%
13,577	National Bank of Greece SA - ADR	162,924

	Hong Kong - 2.2%
947	CNOOC Ltd. - ADR	116,386
149,000	PCCW Ltd.	90,584

		206,970

	India - 0.7%
844	ICICI Bank Ltd. - ADR	37,516
2,074	Wipro Ltd. - ADR	30,343

		67,859

	Israel - 0.3%
2,236	Blue Square-Israel Ltd. - ADR	31,259

	Italy - 2.6%
11,699	Enel SpA	120,891
490	Luxottica Group SpA	16,740
37,081	Telecom Italia SpA	105,272

		242,903

	Japan - 5.9%
1,000	Bridgestone Corp.	20,015
500	Canon, Inc.	28,555
1,000	Coca-Cola West Holdings Co. Ltd.	22,128
1,000	Honda Motor Co. Ltd.	32,955
11,000	Kirin Holdings Co. Ltd.	136,937
300	Kyocera Corp.	27,434
7,100	Marui Co. Ltd.	81,220
2,000	Matsushita Electric Industrial Co. Ltd.	34,853
1,800	Mitsui & Co. Ltd.	37,424
5,600	Nissan Motor Co. Ltd.	53,819
15	NTT DoCoMo, Inc.	22,905
19,000	Sanyo Electric Co. Ltd.	29,504
300	TDK Corp.	25,493

		553,242

	Luxembourg - 3.1%
310	Quilmes Industrial SA - ADR	22,475
5,750	Stolt-Nielsen SA	183,697
1,766	Tenaris SA - ADR	82,878

		289,050

	Mexico - 2.6%
3,834	Gruma SAB de CV - ADR	55,363
558	Grupo Aeroportuario del Sureste SAB de CV - ADR	27,699
1,100	Grupo Casa Saba SA de CV - ADR	41,250
1,510	Industrias Bachoco SAB de CV - ADR	48,758
1,314	Telefonos de Mexico SAB de CV - ADR	46,437
3,340	Vitro SAB de CV - ADR	23,413

		242,920

	Netherland Antilles - 0.5%
2,312	Velcro Industries NV	43,073

	Netherlands - 4.7%
1,162	ABN AMRO Holding NV	54,065
2,926	Aegon NV	53,411
406	Akzo Nobel NV	31,975
394	Arcelor Mittal	25,981
1,386	ING Groep NV	55,777
3,170	James Hardie Industries NV	20,890
1,552	Koninklijke DSM NV	79,405
2,420	Royal KPN NV	37,741
752	TNT NV	31,780
11,376	Van der Moolen Holding NV	54,589

		445,614

	Norway - 0.8%
2,100	Norsk Hydro ASA	77,910

	Peru - 0.3%
830	Cia de Minas Buenaventura SA - ADR	31,731

	South Africa - 2.7%
880	AngloGold Ashanti Ltd. - ADR	34,346
2,336	Gold Fields Ltd. - ADR	35,414
2,158	Sappi Ltd. - ADR	34,528
1,844	Sasol Ltd. - ADR	74,184
760	Telkom SA Ltd. - ADR	75,483

		253,955

	Spain - 2.7%
4,531	Banco Espanol de Credito SA	88,329
2,470	Endesa SA	134,319
836	Repsol YPF SA	30,179

		252,827

	Sweden - 0.7%
1,600	Atlas Copco AB - A Shares	26,598
1,800	SKF AB - B Shares	36,717

		63,315

	Switzerland - 1.2%
1,401	Ciba Specialty Chemicals AG	76,642
698	Novartis AG	36,827

		113,469

	Turkey - 0.8%
4,028	Turkcell Iletisim Hizmet AS - ADR	72,544

	United Kingdom - 17.4%
1,432	AstraZeneca PLC	70,622
8,286	Barclays PLC	102,536
7,008	BP PLC	78,805
2,444	British American Tobacco PLC	81,093
13,720	BT Group PLC	87,380
1,038	Carnival PLC	46,019
33,634	DSG International PLC	105,154
6,943	HSBC Holdings PLC	125,619
2,958	Imperial Chemical Industries PLC	37,827
12,496	Lloyds TSB Group PLC	137,367
4,320	Reuters Group PLC	55,680
526	Rio Tinto PLC	36,391
2,048	Royal Dutch Shell PLC - B Shares	79,892
4,820	Scottish & Newcastle PLC	60,180
63,738	Signet Group PLC	121,492
1,578	Smith & Nephew PLC	18,588

20,370	Tomkins PLC	98,096
1,040	Unilever PLC	32,788
9,318	United Utilities PLC	130,060
32,552	Vodafone Group PLC	104,923
1,966	WPP Group PLC	27,997

		1,638,509

	Total Common Stock - 78.0%
	(Cost $7,846,100)	7,338,386

	Closed End Funds - 9.5%
	United States - 9.5%
3,990	AllianceBernstein Global High Income Fund, Inc.	51,232
2,560	BlackRock Preferred Income Strategies Fund, Inc.	46,413
5,668	DWS Multi-Market Income Trust	51,295
1,588	Eaton Vance Tax-Advantaged Global Dividend Income Fund	41,304
2,702	Evergreen International Balanced Income Fund	55,121
4,138	Global High Income Fund, Inc.	61,656
1,682	India Fund, Inc.	78,129
5,609	Latin American Discovery Fund, Inc.	156,828
7,254	MFS Multimarket Income Trust	42,291
202	Morgan Stanley Asia Pacific Fund, Inc.	4,169
1,514	New Germany Fund, Inc. (The)	25,541
3,300	Nuveen Global Government Enhanced Income Fund	58,245
4,898	Strategic Global Income Fund, Inc.	52,262
1,985	Templeton Russia and East European Fund	124,718
2,732	Western Asset Emerging Markets Debt Fund, Inc.	47,810

	Total Closed End Funds	897,014

	(Cost $961,471)

	Income Trusts - 8.0%
	Canada - 8.0%
7,378	Advantage Energy Income Fund	84,183
7,004	Canetic Resources Trust	97,145
1,776	Enerplus Resources Fund	74,787
3,677	Harvest Energy Trust	95,345
6,526	Pengrowth Energy Trust	111,334
2,852	Penn West Energy Trust	81,738
5,306	PrimeWest Energy Trust	108,614
8,062	Provident Energy Trust	93,519

	Total Income Trusts	746,665

	(Cost $861,281)

	Royalty Trusts - 1.6%
	United States - 1.6%
1,158	BP Prudhoe Bay Royalty Trust	82,913
2,094	San Juan Basin Royalty Trust	66,694

	Total Royalty Trusts	149,607

	(Cost $156,589)

	Preferred Stocks - 2.4%
	Brazil - 1.3%
408	Aracruz Celulose SA - ADR	25,471
1,434	Gerdau SA - ADR	34,473
1,850	Ultrapar Participacoes SA - ADR	64,010

		123,954

	Colombia - 0.9%
2,454	BanColombia SA - ADR	80,442

	Germany - 0.2%
388	Henkel KGaA	19,999

	Total Preferred Stocks	224,395

	(Cost $230,911)

	Total Investments - 99.5%
	(Cost - $10,056,352)	9,356,067
	Other Assets in excess of Liabilities - 0.5%	51,088

	Net Assets - 100%	$9,407,155

A/S - Limited Liability Stock Company

AB - Stock Company

ADR - American Depositary Receipt

AG - Stock Corporation

ASA - Stock Company

Ltd - Limited

KGaA - Limited Partnership

NV - Publicly-Traded Company

OYJ - Publicly-Traded Company

PLC - Public Limited Company

SA - Corporation

SpA - Limited Share Company

Summary of Investments by Sector Classification
Sector*	% of Total Investments
Energy	18.5%
Financials	15.3%
Telecommunication Services	13.6%
Materials	11.4%
Consumer Discretionary	8.3%
Utilities	7.6%
Consumer Staples	5.7%
Industrials	5.3%
Health Care	3.0%
Information Technology	1.7%

Total Common Stocks, Income Trusts, Royalty Trusts & Preferred Stocks	90.4%
Closed-End Funds	9.6%

Total Investments	100.0%

*	Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

Equity securities are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are not sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

See previously submitted prospectus.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that may have materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust 2

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date:	October 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date:	October 26, 2007

By:	/s/ Steven M. Hill
Steven M. Hill
Treasurer and Chief Financial Officer

Date:	October 26, 2007